Subsequent Events (Details) - Global development and commercialisation agreement $ in Billions	1 Months Ended
Jul. 30, 2020 USD ($)
Subsequent events
Upfront payment due	$ 1
Maximum amount of additional conditional payments for the successful achievement of regulatory approvals	1
Maximum amount of potential sales-related milestones	$ 4